UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-8061

         Diamond Hill Funds
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

         375 North Front Street, Suite 300, Columbus, Ohio 43215
--------------------------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

James F. Laird, Jr., 375 North Front Street, Suite 300, Columbus, Ohio 43215
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (614) 255-3333

Date of fiscal year end:   12/31

Date of reporting period:  03/31/05

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

                               Diamond Hill Funds

                           Diamond Hill Small Cap Fund
                             Schedule of Investments
                           March 31, 2005 (Unaudited)

                                                                                                Shares                  Market Value
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock -- 0.1%
Finance -- 0.1%
Lehman Brothers Holdings                                                                          5,000                 $    126,250
------------------------------------------------------------------------------------------------------------------------------------

Common Stocks -- 70.3%
Consumer Discretionary -- 17.3%
American Greetings Corp.                                                                        105,000                    2,675,401
Belo Corp.                                                                                       64,000                    1,544,960
Callaway Golf Co.                                                                               140,000                    1,792,000
CPI Corp.                                                                                        26,600                      401,660
Ennis Business Forms, Inc.                                                                       49,000                      829,080
Lodgenet Entertainment Corp.*                                                                    42,000                      791,280
MoneyGram International, Inc.                                                                    75,000                    1,416,750
Multimedia Games, Inc.                                                                           95,000                      737,200
Steiner Leisure Ltd.*                                                                            18,000                      588,420
The Black & Decker Corp.                                                                          9,800                      774,102
The Brink's Co.                                                                                  40,000                    1,384,000
The Finish Line, Inc.                                                                            54,000                    1,250,000
United Auto Group, Inc.                                                                          49,000                    1,363,670
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          15,548,623
------------------------------------------------------------------------------------------------------------------------------------

Consumer Staples -- 1.1%
Del Monte Foods Co.*                                                                             90,000                      976,500
------------------------------------------------------------------------------------------------------------------------------------

Energy -- 15.6%
Berry Petroleum Company                                                                          28,000                    1,440,600
Cimarex Energy Co.*                                                                              67,500                    2,632,500
Encore Acquisition Co.*                                                                          64,000                    2,643,200
Helmerich & Payne                                                                                46,000                    1,825,740
Lufkin Industries, Inc.                                                                          25,000                    1,207,250
Southwestern Energy Co.*                                                                         43,200                    2,452,032
Tidewater, Inc.                                                                                  48,000                    1,865,280
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          14,066,602
------------------------------------------------------------------------------------------------------------------------------------

Financial -- 10.1%
1st Source Corp.                                                                                 64,000                    1,365,120
Commercial Capital Bancorp                                                                       67,500                    1,373,625
Eagle Hospitality Properties Trust, Inc.                                                        115,000                    1,031,550
First State Bancorporation                                                                       60,200                    1,021,895
Hanmi Financial Corp.                                                                            52,340                      866,227
ITLA Capital Corp.*                                                                              27,310                    1,364,408
MAF Bancorp, Inc.                                                                                28,545                    1,185,759
PXRE Group Ltd.                                                                                  34,000                      872,100
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           9,080,684
------------------------------------------------------------------------------------------------------------------------------------

Health Care -- 3.6%
Manor Care, Inc.                                                                                 30,000                    1,090,800
PacifiCare Health Systems, Inc.*                                                                 38,000                    2,162,960
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           3,253,760
------------------------------------------------------------------------------------------------------------------------------------

                               Diamond Hill Funds

                           Diamond Hill Small Cap Fund
                       Schedule of Investments (Continued)
                           March 31, 2005 (Unaudited)

                                                                                                Shares                  Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks -- 70.3% continued
Industrial -- 10.2%
Gevity HR, Inc.                                                                                  74,000                 $  1,414,880
Kaydon Corp.                                                                                     30,000                      942,000
Lincoln Electric Holdings, Inc.                                                                  40,000                    1,203,200
Republic Airways Holdings, Inc.                                                                  76,000                      950,000
The Greenbrier Companies, Inc.*                                                                  26,000                      912,340
Trinity Industries, Inc.                                                                         93,000                    2,619,810
Washington Group International, Inc.*                                                            26,572                    1,195,474
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           9,237,704
------------------------------------------------------------------------------------------------------------------------------------

Information Technology -- 1.4%
Maxwell Technologies, Inc.*                                                                      32,400                      297,108
The TriZetto Group, Inc.*                                                                       104,156                      969,692
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           1,266,800
------------------------------------------------------------------------------------------------------------------------------------

Materials -- 9.3%
American Pacific Corp.*                                                                          19,500                      141,375
Bowater, Inc.                                                                                    49,000                    1,845,830
Buckeye Technologies, Inc.*                                                                     210,000                    2,268,000
Century Aluminum Co.*                                                                            74,000                    2,239,240
Grief, Inc. - Class B                                                                             5,500                      354,200
Martin Marietta Materials, Inc.                                                                  27,000                    1,509,840
Olympic Steel, Inc.*                                                                              2,750                       49,170
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           8,407,655
------------------------------------------------------------------------------------------------------------------------------------

Utilities -- 1.7%
WPS Resources Corp.                                                                              29,000                    1,534,680
------------------------------------------------------------------------------------------------------------------------------------

Total Common Stocks                                                                                                     $ 63,373,008
------------------------------------------------------------------------------------------------------------------------------------

Registered Investment Companies -- 13.2%
Diamond Hill Short Term Fixed Income Fund - Class I^                                            284,415                 $  2,807,173
First American Prime Obligations Fund - Class Y                                               4,554,489                    4,554,489
First American Treasury Obligations Fund - Class Y                                            4,554,489                    4,554,489
------------------------------------------------------------------------------------------------------------------------------------
Total Registered Investment Companies                                                                                   $ 11,916,151
------------------------------------------------------------------------------------------------------------------------------------

                                                                                             Par Value                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
Certificate of Deposit -- 2.2%
Huntington National, 2.70%, 4/11/05                                                          $2,000,000                 $  2,000,000
------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Obligations -- 13.3%
U.S. Treasury Note, 1.63%, 4/30/05                                                           $4,000,000                 $  3,996,248
U.S. Treasury Note, 1.25%, 5/31/05                                                            4,000,000                    3,990,468
U.S. Treasury Note, Discount Note, 4/28/05                                                    4,000,000                    3,992,260
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                                                                         $ 11,978,976
------------------------------------------------------------------------------------------------------------------------------------

                               Diamond Hill Funds

                           Diamond Hill Small Cap Fund
                       Schedule of Investments (Continued)
                           March 31, 2005 (Unaudited)

                                                                                                                       Market Value
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Securities -- 99.1%                                                                                    $ 89,394,385
(Amortized Cost $78,473,498)

Other Assets In Excess Of Liabilities -- 0.9%                                                                                807,116
------------------------------------------------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                                                                    $ 90,201,501
------------------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ Affiliated Fund, managed by Diamond Hill Capital Management, Inc. See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                           Diamond Hill Large Cap Fund
                             Schedule of Investments
                           March 31, 2005 (Unaudited)

                                                                                                Shares                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks -- 85.0%
Consumer Discretionary -- 11.7%
American Greetings Corp.                                                                         24,700                 $   629,355
Belo Corp.                                                                                       19,600                     473,144
Fortune Brands, Inc.                                                                              6,400                     516,032
Masco Corp.                                                                                      15,250                     528,718
MoneyGram International, Inc.                                                                     4,750                      89,728
The Black & Decker Corp.                                                                          5,600                     442,344
The Brink's Co.                                                                                   8,500                     294,100
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,973,421
------------------------------------------------------------------------------------------------------------------------------------

Consumer Staples -- 3.3%
Archer-Daniels-Midland Co.                                                                       14,300                     351,494
Kimberly-Clark Corp.                                                                              7,450                     489,689
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            841,183
------------------------------------------------------------------------------------------------------------------------------------

Energy -- 21.3%
Anadarko Petroleum Corp.                                                                         14,900                   1,133,890
Apache Corp.                                                                                     19,900                   1,218,477
Burlington Resources, Inc.                                                                       12,900                     645,903
ConocoPhillips                                                                                   10,900                   1,175,456
Devon Energy Corp.                                                                               25,800                   1,231,949
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,405,675
------------------------------------------------------------------------------------------------------------------------------------

Financial -- 9.8%
Allstate Corp.                                                                                   14,100                     762,246
Comerica, Inc.                                                                                    7,400                     407,592
U.S. Bancorp                                                                                     18,350                     528,847
Wells Fargo & Co.                                                                                 9,200                     550,160
Westpac Banking Corp. - ADR                                                                       3,050                     225,395
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,474,240
------------------------------------------------------------------------------------------------------------------------------------

Health Care -- 8.9%
Boston Scientific Corp.*                                                                         15,500                     453,995
Johnson & Johnson                                                                                 6,400                     429,824
Manor Care, Inc.                                                                                 13,900                     505,404
PacifiCare Health Systems, Inc.*                                                                 13,750                     782,650
Pfizer, Inc.                                                                                      3,250                      85,378
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,257,251
------------------------------------------------------------------------------------------------------------------------------------

                               Diamond Hill Funds

                           Diamond Hill Large Cap Fund
                       Schedule of Investments (Continued)
                           March 31, 2005 (Unaudited)

                                                                                                Shares                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks -- 85.0% continued
Industrial -- 12.0%
Eaton Corp.                                                                                       3,300                 $   215,820
Fluor Corp.                                                                                      13,800                     764,933
Norfolk Southern Corp.                                                                           20,600                     763,230
Parker Hannifin Corp.                                                                             2,350                     143,162
Trinity Industries, Inc.                                                                         22,450                     632,417
Union Pacific Corporation                                                                         7,500                     522,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,042,312
------------------------------------------------------------------------------------------------------------------------------------

Materials -- 15.0%
Bowater, Inc.                                                                                     7,100                     267,457
Dow Chemical Co.                                                                                 15,100                     752,735
MeadWestvaco Corp.                                                                               26,050                     828,911
Neenah Paper, Inc.                                                                                  215                       7,228
Phelps Dodge Corp.                                                                               11,800                   1,200,413
Vulcan Materials, Co.                                                                               950                      53,989
Weyerhaeuser Co.                                                                                 10,100                     691,850
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,802,583
------------------------------------------------------------------------------------------------------------------------------------

Utilities -- 3.0%
Dominion Resources, Inc.                                                                         10,200                     759,186
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks                                                                                                     $21,555,851
------------------------------------------------------------------------------------------------------------------------------------

Registered Investment Companies -- 13.2%
First American Prime Obligations Fund - Class Y                                               1,259,546                 $ 1,259,546
First American Treasury Obligations Fund - Class Y                                            1,259,546                   1,259,546
------------------------------------------------------------------------------------------------------------------------------------
Total Registered Investment Companies                                                                                   $ 2,519,092
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Par Value                Market Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations -- 2.0%
U.S. Treasury Note, Discount Note, 4/28/05                                                     $500,000                 $   499,033
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Securities -- 96.9%                                                                                    $24,573,976
(Amortized Cost $20,490,585)

Other Assets In Excess Of Liabilities -- 3.1%                                                                               779,242
------------------------------------------------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                                                                    $25,353,218
------------------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt
See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                       Diamond Hill Focus Long-Short Fund
                             Schedule of Investments
                           March 31, 2005 (Unaudited)

                                                                                                Shares                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks -- 79.3%
Consumer Discretionary -- 12.1%
American Greetings Corp.(t)                                                                      93,900                $  2,392,572
Belo Corp.(t)                                                                                    92,700                   2,237,778
Fortune Brands, Inc.(t)                                                                          33,600                   2,709,168
Masco Corporation (t)                                                                            75,000                   2,600,250
MoneyGram International, Inc.(t)                                                                 62,600                   1,182,514
The Black & Decker Corp.(t)                                                                      20,000                   1,579,800
The Brink's Co.(t)                                                                               41,100                   1,422,060
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         14,124,142
------------------------------------------------------------------------------------------------------------------------------------

Consumer Staples -- 1.5%
Archer-Daniels-Midland Co.(t)                                                                    72,500                   1,782,050
------------------------------------------------------------------------------------------------------------------------------------

Energy -- 23.5%
Anadarko Petroleum Corp.(t)                                                                      65,100                   4,954,110
Apache Corp.(t)                                                                                  87,600                   5,363,748
Burlingtion Resources, Inc.(t)                                                                   70,300                   3,519,921
Cimarex Energy Co.*(t)                                                                           72,700                   2,835,300
ConocoPhillips(t)                                                                                50,400                   5,435,136
Devon Energy Corp.(t)                                                                           114,400                   5,462,600
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         27,570,815
------------------------------------------------------------------------------------------------------------------------------------

Financial -- 7.2%
Allstate Corp.(t)                                                                                60,100                   3,249,006
U.S. Bancorp(t)                                                                                  85,900                   2,475,638
Wells Fargo & Co.(t)                                                                             44,800                   2,679,040
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,403,684
------------------------------------------------------------------------------------------------------------------------------------

Health Care -- 8.2%
Boston Scientific Corp.*(t)                                                                      82,600                   2,419,354
Johnson & Johnson(t)                                                                             26,000                   1,746,160
Manor Care, Inc.(t)                                                                              62,200                   2,261,592
PacifiCare Health Systems, Inc.*(t)                                                              55,700                   3,170,444
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,597,550
------------------------------------------------------------------------------------------------------------------------------------

Industrial -- 10.0%
Fluor Corp.(t)                                                                                   51,200                   2,838,016
Norfolk Southern Corp.(t)                                                                        83,500                   3,093,675
Trinity Industries, Inc.(t)                                                                     101,600                   2,862,072
Union Pacific Corporation (t)                                                                    41,000                   2,857,700
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         11,651,463
------------------------------------------------------------------------------------------------------------------------------------

                               Diamond Hill Funds

                       Diamond Hill Focus Long-Short Fund
                       Schedule of Investments (Continued)
                           March 31, 2005 (Unaudited)

                                                                                                Shares                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks -- 79.3% continued
Materials -- 13.9%
Dow Chemical Co.(t)                                                                              72,300                $  3,604,155
MeadWestvaco Corp.(t)                                                                           113,300                   3,605,206
Phelps Dodge Corp.(t)                                                                            54,000                   5,493,420
Vulcan Materials Co.(t)                                                                           3,800                     215,954
Weyerhaeuser Co.(t)                                                                              48,300                   3,308,550
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         16,227,285
------------------------------------------------------------------------------------------------------------------------------------

Utilities -- 2.9%
Dominion Resources, Inc.(t)                                                                      46,000                   3,423,780
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks                                                                                                    $ 92,780,769
------------------------------------------------------------------------------------------------------------------------------------

Registered Investment Companies -- 17.2%
Diamond Hill Short Term Fixed Income Fund - Class I^                                            461,335                $  4,553,378
First American Prime Obligations Fund - Class Y                                               7,791,647                   7,791,647
First American Treasury Obligations Fund - Class Y                                            7,791,647                   7,791,647
------------------------------------------------------------------------------------------------------------------------------------
Total Registered Investment Companies                                                                                  $ 20,136,672
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Par Value                Market Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations -- 0.9%
U.S. Treasury Note, Discount Note, 4/28/05                                                    1,000,000                $    998,065
------------------------------------------------------------------------------------------------------------------------------------

Total Investment Securities -- 99.3%                                                                                   $113,915,506
(Amortized Cost $101,210,740)

Segregated Cash With Brokers -- 35.7%
                                                                                                                         41,795,260
Securities Sold Short -- (33.8)%
(Proceeds $38,757,406)                                                                                                  (39,568,882)

Other Assets In Excess Of Liabilities -- 6.7%                                                                               816,639

------------------------------------------------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                                                                   $116,958,523
------------------------------------------------------------------------------------------------------------------------------------

*   Non-income producing security.
(t) Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $92,780,769.
^   Affiliated Fund, managed by Diamond Hill Capital Management, Inc.
See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                       Diamond Hill Focus Long-Short Fund
                        Schedule of Securities Sold Short
                           March 31, 2005 (Unaudited)

                                                                                                Shares                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks -- 89.3%
Consumer Discretionary -- 50.8%
Amazon.com, Inc.*                                                                               116,000                 $  3,975,320
Apollo Group, Inc.*                                                                              48,300                    3,577,098
Brunswick Corp.                                                                                  30,500                    1,428,925
Clear Channel Communications, Inc.                                                               34,800                    1,199,556
Ford Motor Co.                                                                                   69,600                      788,568
General Motors Corporation                                                                       44,900                    1,319,611
Kohl's Corp.*                                                                                    50,000                    2,581,500
Maytag Corp.                                                                                     81,600                    1,139,952
Panera Bread Co.*                                                                                 6,000                      339,180
Sirius Satellite Radio, Inc.                                                                    128,500                      722,170
The Gap, Inc.                                                                                    19,300                      421,512
Wal-Mart Stores, Inc.                                                                             5,000                      250,550
Winnbago Industries, Inc.                                                                        10,900                      344,440
Yahoo!, Inc.*                                                                                    58,900                    1,996,710
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          20,085,092
------------------------------------------------------------------------------------------------------------------------------------

Consumer Staples -- 2.9%
Colgate-Palmolive Co.                                                                            11,800                      615,606
Kraft Foods, Inc.                                                                                12,400                      409,820
Pepsi Bottling Group, Inc.                                                                        4,600                      128,110
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           1,153,536
------------------------------------------------------------------------------------------------------------------------------------

Health Care -- 5.2%
Tenet Healthcare*                                                                               178,000                    2,052,340
------------------------------------------------------------------------------------------------------------------------------------

Industrial -- 8.6%
General Electric Co.                                                                             33,700                    1,215,222
United Parcel Service, Inc.                                                                      30,300                    2,204,022
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           3,419,244
------------------------------------------------------------------------------------------------------------------------------------

Information Technology -- 21.8%
Applied Materials, Inc.                                                                          53,000                      861,250
Cisco Systems, Inc.*                                                                             80,300                    1,436,567
Dell, Inc.*                                                                                      48,200                    1,851,844
EMC Corp.*                                                                                       64,200                      790,944
Intel Corp.                                                                                      21,400                      497,122
International Business Machines Corp.                                                             3,800                      347,244
Juniper Networks, Inc.*                                                                          85,200                    1,879,512
National Semiconductor Corp.                                                                     45,900                      945,999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           8,610,482
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks Sold Short                                                                                          $ 35,320,694
------------------------------------------------------------------------------------------------------------------------------------

                               Diamond Hill Funds

                       Diamond Hill Focus Long-Short Fund
                  Schedule of Securities Sold Short (Continued)
                           March 31, 2005 (Unaudited)

                                                                                                Shares                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
Exchange Traded Funds -- 10.7%
Consumer Discretionary -- 8.9%
Internet HOLDRs Trust*                                                                           35,300                 $  1,947,501
Nasdaq 100 Trust, Series I                                                                       43,900                    1,604,545
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           3,552,046
------------------------------------------------------------------------------------------------------------------------------------

Semiconductors -- 1.8%
Semiconductor HOLDRs Trust                                                                       21,400                 $    696,142
------------------------------------------------------------------------------------------------------------------------------------
Total Exchange Traded Funds Sold Short (Proceeds $4,291,643)                                                            $  4,248,188
------------------------------------------------------------------------------------------------------------------------------------

Total Securities Sold Short (Proceeds $38,757,406)                                                                      $ 39,568,882
------------------------------------------------------------------------------------------------------------------------------------

*  Non-income producing security.
See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                       Diamond Hill Bank & Financial Fund
                             Schedule of Investments
                           March 31, 2005 (Unaudited)

                                                                                                Shares                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock -- 4.2%
Finance -- 2.2%
1st Source Capital Trust                                                                          3,560                 $     88,110
Lehman Brothers Holdings                                                                         14,400                      363,600
Merrill Lynch Preferred Capital                                                                  20,000                      506,400
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock                                                                                                   $    958,110
------------------------------------------------------------------------------------------------------------------------------------

Common Stocks -- 85.3%
Consumer Finance --  0.9%
Countrywide Financial Corp.                                                                       6,000                 $    194,760
------------------------------------------------------------------------------------------------------------------------------------

Finance - Banks & Thrifts -- 61.6%
1st Source Corp.                                                                                 30,000                      639,900
Bank of America Corp.                                                                             9,952                      438,883
Bank of New York Co., Inc.                                                                       19,000                      551,950
Capital Corp. of the West                                                                         6,193                      287,851
Citigroup, Inc.                                                                                  22,600                    1,015,644
Comerica, Inc.                                                                                   19,000                    1,046,520
Commercial Capital Bancorp, Inc.                                                                 30,264                      615,872
Corus Bankshares, Inc.                                                                            5,000                      238,450
Fifth Third Bancorp                                                                              27,610                    1,186,677
First National Bankshares of Florida                                                             13,000                      530,270
First State Bancorp                                                                              27,936                      474,214
Greater Bay Bancorp                                                                               9,000                      219,690
Hanmi Financial Corp.                                                                            25,318                      419,013
ITLA Capital Corp.*                                                                              12,302                      614,608
MAF Bancorp, Inc.                                                                                12,589                      522,947
Merchants Bancshares, Inc.                                                                        2,450                       65,660
National City Corp.                                                                              15,000                      502,500
PNC Financial Services Group                                                                     12,500                      643,500
Preferred Bank                                                                                      500                       19,950
Sovereign Bancorp, Inc.                                                                          23,510                      520,982
U.S. Bancorp                                                                                     39,000                    1,123,980
Wachovia Corp.                                                                                   13,180                      670,994
Wells Fargo & Co.                                                                                19,000                    1,136,199
Westpac Banking Corp. - ADR                                                                       7,500                      554,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          14,040,504
------------------------------------------------------------------------------------------------------------------------------------

Financial - Diversified -- 10.2%
Federal Home Loan Mortgage Corp.                                                                 16,000                    1,011,200
Mellon Financial Corp.                                                                           10,000                      285,400
Merrill Lynch & Co., Inc.                                                                        18,000                    1,018,800
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           2,315,400
------------------------------------------------------------------------------------------------------------------------------------

                               Diamond Hill Funds

                       Diamond Hill Bank & Financial Fund
                       Schedule of Investments (Continued)
                           March 31, 2005 (Unaudited)

                                                                                                Shares                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks -- 85.3% continued
Insurance -- 10.0%
Allstate Corp.                                                                                   23,000                    1,243,380
Assurant, Inc.                                                                                   11,950                      402,715
Montpelier Re Holdings Ltd.                                                                       8,000                      281,200
PXRE Group Ltd.                                                                                  14,000                      359,100
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           2,286,395
------------------------------------------------------------------------------------------------------------------------------------

Real Estate Investment Trust -- 2.6%
Eagle Hospitality Properties Trust, Inc.                                                         43,400                 $    389,298
First Industrial Realty Trust, Inc.                                                               5,600                      211,848
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $    601,146
------------------------------------------------------------------------------------------------------------------------------------

Total Common Stocks                                                                                                     $ 19,438,205
------------------------------------------------------------------------------------------------------------------------------------

Registered Investment Companies -- 8.5%
Diamond Hill Short Term Fixed Income Fund - Class I^                                             62,732                 $    619,165
First American Prime Obligations Fund - Class Y                                               1,171,896                    1,171,896
First American Treasury Obligations Fund - Class Y                                              156,698                      156,698
------------------------------------------------------------------------------------------------------------------------------------
Total Registered Investment Companies                                                                                   $  1,947,759
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Par Value                Market Value
------------------------------------------------------------------------------------------------------------------------------------
Convertible Bond -- 1.4%
Insurance -- 1.4%
Fortis Insurance, 7.75%, 1/29/08                                                              $ 300,000                 $    318,798
------------------------------------------------------------------------------------------------------------------------------------

Total Investment Securities -- 99.4%                                                                                    $ 22,662,872
(Amortized Cost $19,820,935)

Other Assets In Excess Of Liabilities -- 0.6%                                                                                135,477

------------------------------------------------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                                                                    $ 22,798,349
------------------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ Affiliated Fund, managed by Diamond Hill Capital Management, Inc. ADR - American Depository Receipt
See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                             Schedule of Investments
                           March 31, 2005 (Unaudited)

                                                                                                Shares                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks -- 14.4%
Energy -- 9.7%
Atlas Pipeline Partners, L.P.                                                                     8,250                 $   370,343
Energy Transfer Partners, L.P.                                                                   28,120                     879,874
Enterprise Products Partners, L.P.                                                               17,195                     441,912
Hilland Partners, L.P.                                                                            5,000                     167,500
Kaneb Pipe Line Partners, L.P.                                                                    5,980                     355,750
Markwest Energy Partners, L.P.                                                                    8,000                     378,960
Northern Border Partners, L.P.                                                                    8,250                     397,980
Pacific Energy Partners, L.P.                                                                    17,650                     536,560
Petrofund Energy Trust                                                                           30,500                     445,910
Plains All American Pipeline, L.P.                                                               12,675                     491,156
Provident Energy Trust                                                                           44,500                     440,105
TEPPCO Partners, L.P.                                                                            13,790                     579,180
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,485,230
------------------------------------------------------------------------------------------------------------------------------------

Real Estate Investment Trust -- 4.7%
Agree Realty Corp.                                                                               10,000                     269,800
Ashford Hospitality Trust                                                                        50,000                     510,000
Crystal River Capital, 144A*                                                                      8,000                     200,000
Eagle Hospitality Properties Trust, Inc.                                                         80,400                     721,188
Education Realty Trust, Inc.                                                                     34,800                     578,724
Government Properties Trust, Inc.                                                                39,000                     388,440
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,668,152
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks                                                                                                     $ 8,153,382
------------------------------------------------------------------------------------------------------------------------------------

Preferred Stock -- 54.1%
Ace Capital Trust I                                                                              24,000                 $   608,400
Aetna, Inc., 8.50%                                                                               12,000                     313,200
AGL Capital Trust                                                                                27,000                     700,920
Alesco Preferred Funding III(t)                                                               1,229,878                   1,308,613
Alesco Preferred Funding IV(t)                                                                      400                     426,358
Alesco Preferred Funding V(t)                                                                       100                     103,776
Alesco Preferred Funding VI(t)                                                                  800,000                     825,085
Alesco Preferred Funding VI Series E(t)                                                         431,000                     433,733
Alexandria Real Estate Series B - REIT                                                            3,000                      78,930
Alexandria Real Estate Series C - REIT                                                           14,500                     381,531
Allegiant Capital Trust                                                                           9,923                     261,471
American General Capital III, 8.05%                                                              10,000                     255,500
Apartment Invt. & Mgmt. Co., 7.75% - REIT                                                         8,000                     196,160
Bancorpsouth Capital Trust I, 8.15%                                                              15,000                     388,800
Bear Stearns Capital Trust, 7.80%                                                                14,800                     384,504
BSCH Finance Ltd.                                                                                 7,800                     199,290
Capital Automotive Series A - REIT                                                               12,000                     297,000
Capital Automotive Series B - REIT                                                               12,000                     313,200
CBL & Associates Series B - REIT                                                                 19,400                   1,041,004
CBL & Associates Series C - REIT                                                                 19,000                     484,500
Corporate Backed Trust Certificates, 7.75%                                                        5,000                     135,800
Corporate Backed Trust Certificates, 8.20%                                                        5,000                     128,000

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                            March 31, 2005(Unaudited)

                                                                                                Shares                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock -- 45.8% continued
Corporate Backed Trust Certificates, 8.25%                                                        4,000                 $   104,480
Corporate Office Trust - REIT                                                                     4,000                     100,400
Corts-TR IV Safeco Capital I                                                                      4,000                     106,040
Delphi Financial                                                                                  4,000                     103,720
Developers Divers Realty, 8.00% - REIT                                                            2,000                      51,660
Developers Divers Realty, 8.60% - REIT                                                            3,000                      78,870
Dominion Resource Capital Trust II                                                               13,000                     337,870
Equity Inns, Inc.                                                                                 7,000                     180,032
Everest Re Capital Trust                                                                          3,000                      78,000
Fleet Capital Trust VI, 8.80%                                                                    70,300                   1,778,589
Fort Sheridan, Ltd., 144A                                                                       333,684                     333,684
Gables Residential Trust - REIT                                                                  35,500                     905,250
Glimcher Realty Trust                                                                             5,000                     125,500
Health Care REIT, Inc., 7.625%                                                                   10,000                     250,000
Health Care REIT, Inc., 7.875%                                                                   10,000                     250,500
Household Capital Trust V                                                                        29,000                     733,700
Huntington Preferred Capital, Inc. - REIT                                                        10,400                     272,064
IBC Capital Finance II                                                                            5,000                     134,500
ING Capital Funding Trust II, 9.20%                                                              33,500                     849,225
Innkeepers USA Trust                                                                             16,000                     401,600
Kilroy Realty Corp., 7.50% - REIT                                                                43,000                   1,066,400
J.P. Morgan Chase & Co.                                                                          14,500                     379,610
Lexington Corporate Property Trust - REIT                                                         8,000                     206,560
MBNA Capital                                                                                     18,000                     455,760
Merrill Lynch Capital                                                                            13,500                     353,160
Mills Corp.                                                                                       7,500                     191,250
National Rural Utility CFC, 7.625%                                                               10,000                     254,000
Parkway Properties, Inc. - REIT                                                                  16,000                     413,120
PLC Capital Trust III, 7.50%                                                                     14,000                     350,140
Preferredplus Trust                                                                               7,000                     178,850
Provident Capital Trust III                                                                      33,000                     864,600
Provident Capital Trust IV                                                                       17,000                     445,740
PS Business Parks, Inc., 7.00% - REIT                                                            16,000                     388,480
PS Business Parks, Inc., 7.60% - REIT                                                            13,000                     329,063
PS Business Parks, Inc., 8.75% - REIT                                                             4,000                     104,400
PS Business Parks, Inc., 9.50% - REIT                                                             6,800                     176,800
Public Storage, Inc., 8.60% - REIT                                                               15,000                     385,500
Public Storage, Inc., 9.75% - REIT                                                               40,600                   1,019,466
Renaissance Holdings Ltd., 8.10% Series A                                                        21,000                     547,680
Saturns - AWE                                                                                     5,800                     156,310
Saturns - CZN                                                                                     5,000                     125,250
Saturns - FON                                                                                    19,500                     507,000
SL Green Realty Corp., 7.625% - REIT                                                              6,600                     167,310
St. Paul Capital Trust I                                                                         20,000                     511,200
Taberna Preferred Funding, Ltd.(t)                                                              800,000                     800,000
Taubman Centers, Inc., 8.00% - REIT                                                              10,560                     273,504
Telephone & Data Systems                                                                         21,000                     537,180
The Mills Corp., 8.75% - REIT                                                                    28,100                     733,972
The Mills Corp., 9.00% - REIT                                                                    38,000                   1,003,200

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                           March 31, 2005 (Unaudited)

                                                                                              Par Value                Market Value
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock -- 45.8% continued
Tommy Hilfiger USA, Inc.                                                                          4,000                 $   103,000
Torchmark Capital Trust I                                                                        10,000                     259,900
USB Capital III                                                                                  20,000                     521,000
Zions Capital Trust B                                                                            16,000                     422,560
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock                                                                                                   $30,673,424
------------------------------------------------------------------------------------------------------------------------------------

Corporate Bonds -- 24.1%
Consumer, Cyclical -- 1.5%
Cox Communications, Inc., 6.88%, 6/15/05                                                     $  350,000                 $   352,013
Dana Corp., 10.13%, 3/15/10                                                                      75,000                      78,373
Echostar DBS Corp., 9.13%, 1/15/09                                                              168,000                     179,760
Ford Motor Co., 8.88%, 4/1/06                                                                   212,000                     216,747
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            826,893
------------------------------------------------------------------------------------------------------------------------------------

Consumer, Non-Cyclical -- 3.0%
ITT Corp., 6.75%, 11/15/05                                                                      260,000                     261,950
RJ Reynolds Tobacco Holdings, 7.75%, 5/15/06                                                    250,000                     259,063
RJ Reynolds Tobacco Holdings, 6.50%, 6/1/07                                                     500,000                     510,624
Royal Caribbean Cruises, 8.00%, 5/15/10                                                         205,000                     225,244
Royal Caribbean Cruises, 8.75%, 2/2/11                                                          400,000                     454,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,711,381
------------------------------------------------------------------------------------------------------------------------------------

Finance -- 9.8%
Ford Motor Credit Co., 9.50%, 6/1/10                                                            250,000                     271,007
GATX Financial Corp., 7.75%, 12/1/06                                                            111,000                     116,391
GATX Financial Corp., 6.88%, 12/15/06                                                            30,000                      31,059
GATX Financial Corp., 8.88%, 6/1/09                                                             100,000                     112,894
General Motors Corp., 6.75%, 1/15/06                                                            250,000                     251,741
Morgan Stanley, 5.34%, 11/1/13                                                                  525,000                     535,731
Morgan Stanley, 4.97%, 5/1/14                                                                   440,000                     439,186
Royal Bank of Canada, 2.63%, 4/23/09                                                            400,000                     348,000
SLM Corp., 3.49%, 3/15/08                                                                       900,000                     900,780
SLM Corp., 5.31%, 10/1/10                                                                       250,000                     252,085
SLM Corp., 5.38%, 11/13/13                                                                      300,000                     302,337
Tobacco Settlement Financing Corp., 5.92%, 6/1/12                                               270,000                     270,721
UBS Ag Structured, 5.07%, 6/20/08                                                               750,000                     750,000
UBS Ag Structured, 6.60%, 3/20/09                                                             1,000,000                   1,000,001
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,581,933
------------------------------------------------------------------------------------------------------------------------------------

Health Care -- 1.8%
Cardinal Health, Inc., 6.25%, 7/15/08                                                           375,000                     390,405
Unumprovident Corp., 7.63%, 3/1/11                                                              600,000                     645,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,035,405
------------------------------------------------------------------------------------------------------------------------------------

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                           March 31, 2005 (Unaudited)

                                                                                              Par Value                Market Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds -- 24.1% continued

Industrial -- 4.9%
Beazer Homes, 8.63%, 5/15/11                                                                    105,000                 $   111,300
Columbia Energy Group, 7.05%, 11/28/07                                                          350,000                     356,237
D.R. Horton, Inc., 9.75%, 9/15/10                                                               100,000                     116,056
Ft. James Corp., 6.88%, 9/15/07                                                                  50,000                      51,938
Georgia-Pacific Corp., 4.88%, 10/1/07                                                           100,000                     102,550
K.B. Home, 8.63%, 12/15/08                                                                       90,000                      97,764
K.B. Home, 7.75%, 2/1/10                                                                        400,000                     420,579
K.B. Home, 9.50%, 2/15/11                                                                       665,000                     704,286
Standard Pacific Corp., 6.88%, 5/15/11                                                          350,000                     353,500
Standard Pacific Corp., 9.25%, 4/15/12                                                           50,000                      56,500
Toll Corp., 8.25%, 2/1/11                                                                       200,000                     212,500
Toll Corp., 8.25%, 12/1/11                                                                      175,000                     187,688
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,770,898
------------------------------------------------------------------------------------------------------------------------------------

Retail -- 2.3%
American Greetings, 6.10%, 8/1/28                                                               480,000                     500,400
Penny (J.C.) Co., Inc., 6.50%, 12/15/07                                                         300,000                     304,500
Tommy Hilfiger USA, Inc., 6.85%, 6/1/08                                                         500,000                     509,375
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,314,275
------------------------------------------------------------------------------------------------------------------------------------

Technology -- 0.5%
Unisys Corp., 7.88%, 4/1/08                                                                     295,000                     296,475
------------------------------------------------------------------------------------------------------------------------------------

Utilities -- 0.1%
GTE Hawaiian Telephone, 7.00%, 2/1/06                                                           120,000                     122,313
International Telephone, 7.50%, 7/1/11                                                           40,000                      39,787
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            162,100
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds                                                                                                   $13,699,360
------------------------------------------------------------------------------------------------------------------------------------

U.S. Government Agency Obligations -- 3.6%
FHLB, 3.00%, 11/26/07                                                                           500,000                 $   496,866
FHLB, 4.63%, 4/28/11                                                                            650,000                     641,474
FNMA, 5.00%, 4/22/09                                                                            250,000                     250,390
FNMA, 5.00%, 1/27/12                                                                            650,000                     645,849
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                                                                $ 2,034,579
------------------------------------------------------------------------------------------------------------------------------------

Registered Investment Companies -- 4.8%
First American Prime Obligations Fund - Class Y                                               2,743,435                 $ 2,743,435
------------------------------------------------------------------------------------------------------------------------------------

Total Investment Securities -- 101.0%                                                                                   $57,304,180
(Amortized Cost $56,869,830)

Other Assets In Excess Of Liabilities -- (1.0%)                                                                            (555,970)

------------------------------------------------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                                                                    $56,748,210
------------------------------------------------------------------------------------------------------------------------------------

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                           March 31, 2005 (Unaudited)

(t) Restricted and illiquid securities valued at fair value and not registered under the Securities Act of 1933. Acquisition date and current cost: Alesco III - 3/04, $1,229,878; Alesco IV - 5/04, $400,000; Alesco V - 10/04,
    $100,000; Alesco VI - 12/04, $800,000; Alesco VI Series E - 03/05, $431,000;
    Taberna Preferred Funding, Ltd. - 3/05, $800,000. At March 31, 2005, these securities had an aggregate market value of $3,897,565, representing 6.9% of net assets.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities were valued at $533,684 or .9% of net assets.
REIT - Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                    Diamond Hill Short Term Fixed Income Fund
                             Schedule of Investments
                           March 31, 2005 (Unaudited)

                                                                                              Par Value                Market Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds -- 39.7%
Consumer Cyclicals -- 4.8%
Cox Communications, Inc., 6.88%, 6/15/05                                                     $  100,000                 $   100,575
Ford Motor Co., 8.88%, 4/1/06                                                                   200,000                     204,478
Ford Motor Credit Co., 6.25%, 12/8/05                                                            39,000                      39,393
General Motors Corp., 7.10%, 3/15/06                                                            100,000                      99,557
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            444,003
------------------------------------------------------------------------------------------------------------------------------------

Consumer, Non-Cyclical -- 11.5%
Carnival Corp., 7.05%, 5/15/05                                                                   50,000                      50,223
ITT Corp., 6.75%, 11/15/05                                                                      104,000                     104,780
Penny (J.C.) Co., 6.50%, 12/15/07                                                                34,000                      34,510
Philip Morris, 7.00%, 7/15/05                                                                   350,000                     353,157
RJ Reynolds Tobacco Holdings, 7.75%, 5/15/06                                                     75,000                      77,719
RJ Reynolds Tobacco Holdings, 6.50%, 6/1/07                                                     100,000                     102,125
Royal Caribbean Cruises, 8.25%, 4/1/05                                                          183,000                     183,026
Royal Caribbean Cruises, 7.25%, 8/15/06                                                         145,000                     150,075
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,055,615
------------------------------------------------------------------------------------------------------------------------------------

Finance -- 2.2%
General Motors Acceptance Corp., 7.50%, 7/15/05                                                  48,000                      48,385
SLM Corp., 3.49%, 3/15/08                                                                       150,000                     150,130
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            198,515
------------------------------------------------------------------------------------------------------------------------------------

Industrial -- 3.6%
American Standard, Inc., 7.38%, 4/15/05                                                          45,000                      45,077
Fort James Corp., 6.88%, 9/15/07                                                                120,000                     124,650
Lyondell Chemical Co., 9.50%, 12/15/08                                                          100,000                     107,000
Waste Management, Inc., 7.00%, 5/15/05                                                           52,000                      52,158
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            328,885
------------------------------------------------------------------------------------------------------------------------------------

Manufacturing -- 1.1%
Tyco International Group SA, 6.38%, 6/15/05                                                     100,000                     100,510
------------------------------------------------------------------------------------------------------------------------------------

Medical Products -- 2.7%
Cardinal Health, Inc., 4.45%, 6/30/05                                                           175,000                     175,173
Mallinckrodt, Inc., 6.75%, 9/15/05                                                               75,000                      75,771
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            250,944
------------------------------------------------------------------------------------------------------------------------------------

                               Diamond Hill Funds

                    Diamond Hill Short Term Fixed Income Fund
                       Schedule of Investments (Continued)
                           March 31, 2005 (Unaudited)

                                                                                              Par Value                Market Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds -- 39.7% continued

Technology -- 7.9%
Electronic Data Systems Corp., 7.13%, 5/15/05                                                $  225,000                 $   225,883
Unisys Corp., 8.13%, 6/1/06                                                                     320,000                     328,000
Unisys Corp., 7.88%, 4/1/08                                                                     175,000                     175,875
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            729,758
------------------------------------------------------------------------------------------------------------------------------------

Utilities -- 5.9%
Duke Capital Corp., 6.25%, 7/15/05                                                              135,000                     136,015
GTE Hawaiian Telephone, 7.00%, 2/1/06                                                           180,000                     183,471
Indiana Michigan Power, 6.13%, 12/15/06                                                         100,000                     103,121
Oneok, Inc., 7.75%, 8/15/06                                                                      50,000                      52,263
Reliant Energy Resources, 8.13%, 7/15/05                                                         70,000                      70,943
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            545,813
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds                                                                                                   $ 3,654,043
------------------------------------------------------------------------------------------------------------------------------------

Mortgage-Backed Securities -- 51.7%
FHLMC PC Gold Balloon RST, 5.50%, 1/1/06                                                     $   75,207                 $    76,411
FHLMC PC Gold Balloon RST, 6.00%, 11/1/06                                                        23,381                      23,700
FHLMC PC Gold Balloon RST, 5.00%, 4/1/07                                                         86,244                      87,580
FHLMC PC Gold Balloon RST, 5.00%, 12/1/07                                                       324,929                     329,963
FHLMC PC Gold Balloon RST, 5.00%, 1/1/08                                                        140,977                     143,162
FHLMC PC Gold Balloon RST, 5.00%, 3/1/08                                                        482,068                     488,698
FHLMC PC Gold Balloon RST, 6.00%, 7/1/08                                                        100,835                     102,678
FHLMC PC Gold Balloon RST, 5.50%, 8/1/08                                                        356,686                     363,309
FHLMC PC Gold Balloon RST, 5.50%, 9/1/08                                                        389,919                     397,159
FHLMC PC Gold Balloon RST, 5.00%, 11/1/08                                                        38,153                      38,495
FHLMC PC Gold Balloon RST, 5.00%, 4/1/09                                                         83,391                      84,058
FHLMC PC Gold Balloon RST, 5.00%, 11/1/09                                                       341,451                     344,180
FHLMC PC Gold Balloon RST, 4.50%, 4/1/10                                                        233,399                     232,642
FHLMC PC Gold Balloon RST, 4.00%, 7/1/10                                                        254,628                     249,810
FHLMC Pool M90667, 6.00%, 7/1/06                                                                167,364                     169,646
FHLMC Pool M90687, 5.50%, 1/1/07                                                                258,413                     263,409
FHLMC Pool M90735, 5.00%, 6/1/07                                                                104,068                     105,681
FHLMC Pool M90759, 5.00%, 10/1/07                                                                72,095                      73,212
FHLMC Pool M90765, 4.50%, 10/1/07                                                                37,771                      37,992
FHLMC Pool N90748, 5.00%, 8/1/07                                                                 79,954                      81,192
FHLMC Pool N97967, 6.00%, 5/1/05                                                                 53,609                      53,792
FHLMC Pool N98137, 5.00%, 11/1/05                                                                55,305                      55,471
FNMA, 6.00%, 4/1/05                                                                              28,091                      28,097
FNMA, 6.00%, 9/1/05                                                                              95,068                      95,665
FNMA, 5.50%, 1/1/06                                                                              15,871                      15,945
FNMA, 5.50%, 4/1/06                                                                              39,562                      40,025
FNMA, 5.00%, 2/1/09                                                                             156,661                     157,877
FNMA, 5.00%, 1/1/10                                                                             144,671                     145,795
FNMA, 5.00%, 2/1/10                                                                             456,773                     460,322
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage-Backed Securities                                                                                        $ 4,745,966
------------------------------------------------------------------------------------------------------------------------------------

                               Diamond Hill Funds

                    Diamond Hill Short Term Fixed Income Fund
                       Schedule of Investments (Continued)
                           March 31, 2005 (Unaudited)

                                                                                              Par Value                Market Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Obligations -- 7.3%
FHLB, 3.00%, 11/26/07                                                                        $  200,000                 $   198,747
FHLB, 3.50%, 4/1/08                                                                              25,000                      24,507
FHLB, 4.05%, 8/22/08                                                                             25,000                      24,784
FHLB, 3.63%, 11/28/08                                                                            25,000                      24,422
FHLB, 3.25%, 12/30/08                                                                           100,000                      96,356
FHLMC, 3.38%, 4/23/08                                                                           200,000                     195,227
FNMA, 5.50%, 4/1/06                                                                              58,079                      58,759
FNMA, 4.00%, 8/13/10                                                                             50,000                      48,428
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                                                                $   671,230
------------------------------------------------------------------------------------------------------------------------------------

Municipal Obligations -- 2.2%
Badger Tobacco Asset Securitization Corp., 5.00%, 6/1/08                                     $   50,000                 $    51,406
California Tobacco Settlement Financing Authority, 3.70%, 5/1/07                                 50,000                      50,387
California Tobacco Settlement Financing Authority, 4.00%, 5/1/08                                100,000                     101,122
------------------------------------------------------------------------------------------------------------------------------------
Total Municipal Obligations                                                                                             $   202,915
------------------------------------------------------------------------------------------------------------------------------------

Registered Investment Company -- 1.3%
First American Prime Obligations Fund - Class Y                                                 117,482                 $   117,482
------------------------------------------------------------------------------------------------------------------------------------


Total Investment Securities -- 102.2%                                                                                   $ 9,391,636
(Amortized Cost $9,435,882)

Liabilities In Excess Of Other Assets -- (2.2%)                                                                            (198,779)

------------------------------------------------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                                                                    $ 9,192,857
------------------------------------------------------------------------------------------------------------------------------------

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Assoc.
See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds
                        Notes to Schedule of Investments
                           March 31, 2005 (Unaudited)

Security valuation -- Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market. Securities or other assets for which the above valuation procedures are inappropriate or deemed not to reflect fair value are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.

Short sales -- The Focus Long-Short Fund, Bank & Financial Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as "Deposits with brokers for securities sold short" on the Statement of Assets & Liabilities.

Repurchase agreements -- In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Security transactions -- Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discount and premium on securities purchased are amortized using the daily effective yield method.

                               Diamond Hill Funds
                  Notes to Schedule of Investments (Continued)
                           March 31, 2005 (Unaudited)

Federal tax information -- As of March 31, 2005, the Diamond Hill Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

-------------------------------------------------------------------------------------------------------------
                                 Federal Tax Cost   Gross Unrealized    Gross Unrealized    Net Unrealized
                                                      Appreciation        Depreciation       Appreciation
                                                                                            (Depreciation)
-------------------------------------------------------------------------------------------------------------
Small Cap Fund                      $78,481,766        $12,839,934        $(1,927,315)        $10,912,619
-------------------------------------------------------------------------------------------------------------
Large Cap Fund                      $20,497,666        $4,354,257          $(277,947)         $4,076,310
-------------------------------------------------------------------------------------------------------------
Focus Long-Short Fund              $101,214,651        $15,548,745        $(3,659,366)        $11,889,379
-------------------------------------------------------------------------------------------------------------
Bank & Financial Fund               $19,861,835        $3,265,319          $(464,282)         $2,801,037
-------------------------------------------------------------------------------------------------------------
Strategic Income Fund               $56,869,830        $1,313,029          $(878,679)          $434,350
-------------------------------------------------------------------------------------------------------------
Short Term Fixed Income Fund        $9,435,882           $15,321           $(59,567)           $(44,246)
-------------------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Diamond Hill Funds

By (Signature and Title)


/s/ James F. Laird, Jr.
-----------------------
James F. Laird, Jr.
President

Date:  May 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ James F. Laird, Jr.
-----------------------
James F. Laird, Jr.
President

Date:  May 24, 2005

By (Signature and Title)


/s/ Gary R. Young
-----------------
Gary R. Young.
Treasurer

Date:  May 24, 2005